September 15, 2004

EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:               John Hancock Equity Trust (the "Trust") on behalf of:
                       John Hancock Small Cap Fund (the "Fund")
                  File Nos. 2-92548; 811-4079
                  ---------------------------

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485 (a) thereunder,(2) the Investment Company Act of 1940, as amended (the "1940 Act") and (3) Regulation S-T is Post-Effective Amendment No. 28 (Amendment No. 28 under the 1940 Act) to the Trust's Registration Statement on Form N-1A (the "Amendment"), including the Prospectuses and Statement of Additional Information of the Fund, Part C and exhibits. One copy of the filing has been manually signed by the persons specified in section 6 (a) of the 1933 Act and is held with the Trust's records.

The Amendment is being filed pursuant to paragraph (a) of Rule 485. The purpose of the filing is to create a new Series of the Trust, the John Hancock Small Cap Fund (the "Fund"). The Fund is being created in connection with its anticipated reorganization with the Independence Small Cap Portfolio, a Series of the Advisors' Inner Circle Fund (the "Reorganization"). A separate registration statement on Form N-14 relating to the Reorganization will be filed in the near future.

In connection with the Reorganization, the Trust will be requesting that the Staff accelerate the effective date of the Amendment to October 15, 2004 to coincide with the effective date of the N-14 filing relating to the Reorganization. A formal request for acceleration pursuant to Rule 461 under the 1933 Act will be filed once any comments from the Staff have been resolved.

If you have any questions or comments please call me at (617) 375-1722.

                                   Sincerely,


                                   /S/Brian E. Langenfeld
                                   Brian E. Langenfeld
                                   Attorney and Assistant Secretary